Schedule of Investments (unaudited)
March 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 80.3%
Communication Services — 6.8%
Diversified Telecommunication Services — 1.0%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$6,250,000	$5,593,650 (a)
Cogent Communications Group Inc./Cogent Communications Finance Inc., Senior Notes	7.000%	6/15/27	245,000	246,879 (a)
Cogent Communications Group LLC, Senior Notes	7.000%	6/15/27	100,000	100,835 (a)
Cogent Communications Group LLC, Senior Secured Notes	3.500%	5/1/26	17,487,000	17,065,261 (a)
Total Diversified Telecommunication Services				23,006,625
Entertainment — 1.1%
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	13,252,000	13,395,315 (a)
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	10,493,000	10,010,493 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	3,486,000	3,173,893 (a)
Total Entertainment				26,579,701
Interactive Media & Services — 2.0%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	26,836,000	24,381,751 (a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	14,044,000	12,919,614 (a)
Snap Inc., Senior Notes	6.875%	3/1/33	1,750,000	1,751,451 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	10,245,000	9,020,351 (a)
Total Interactive Media & Services				48,073,167
Media — 2.7%
Cable One Inc., Senior Notes	4.000%	11/15/30	29,882,000	23,737,729 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	20,803,000	17,954,764
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	17,994,000	15,066,621 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	11,338,000	4,577,705
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	2,916,000	1,150,220
Total Media				62,487,039

Total Communication Services				160,146,532
Consumer Discretionary — 14.2%
Automobile Components — 0.7%
Aptiv Swiss Holdings Ltd., Senior Notes	4.150%	5/1/52	1,550,000	1,098,739
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	15,754,000	14,988,426 (a)
Total Automobile Components				16,087,165
Automobiles — 0.8%
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	2,163,000	2,161,641
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	5,841,000	5,780,144 (a)
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	11,008,000	10,896,063 (a)
Total Automobiles				18,837,848
Broadline Retail — 0.7%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	100,000	97,645
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	5,000,000	4,433,943
QVC Inc., Senior Secured Notes	5.450%	8/15/34	23,871,000	11,891,990
Total Broadline Retail				16,423,578
Diversified Consumer Services — 2.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	13,722,000	13,530,759 (a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	22,038,000	22,057,592 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Diversified Consumer Services — continued
Matthews International Corp., Secured Notes	8.625%	10/1/27	$16,593,000	$17,247,743 (a)
Total Diversified Consumer Services				52,836,094
Hotels, Restaurants & Leisure — 7.1%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	31,102,000	23,724,791 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	17,331,000	17,911,771 (a)
Carnival Corp., Senior Notes	7.625%	3/1/26	11,850,000	11,860,879 (a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	3,990,000	3,998,766 (a)
International Game Technology PLC, Senior Secured Notes	6.250%	1/15/27	11,281,000	11,363,002 (a)
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	8,960,000	9,158,939 (a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	25,924,000	25,862,311 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,030,000	1,028,485 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	12,160,000	12,799,045 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	2,325,000	2,326,569 (a)
Station Casinos LLC, Senior Notes	6.625%	3/15/32	500,000	496,348 (a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	27,807,000	27,833,305 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	7,679,000	7,709,770 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	8,578,000	9,169,933 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	200,000	195,227 (a)
Total Hotels, Restaurants & Leisure				165,439,141
Household Durables — 0.8%
Century Communities Inc., Senior Notes	6.750%	6/1/27	4,649,000	4,660,145
Century Communities Inc., Senior Notes	3.875%	8/15/29	712,000	642,366 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	13,865,000	14,341,665 (a)
Total Household Durables				19,644,176
Specialty Retail — 1.3%
Arko Corp., Senior Notes	5.125%	11/15/29	21,175,000	17,193,761 (a)
eG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	11,341,000	12,569,321 (a)
Total Specialty Retail				29,763,082
Textiles, Apparel & Luxury Goods — 0.6%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	18,275,000	14,829,963 (a)

Total Consumer Discretionary				333,861,047
Consumer Staples — 1.3%
Beverages — 1.1%
Phinia Inc., Senior Notes	6.625%	10/15/32	11,731,000	11,522,148 (a)
Phinia Inc., Senior Secured Notes	6.750%	4/15/29	14,184,000	14,379,938 (a)
Total Beverages				25,902,086
Tobacco — 0.2%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	3,482,000	3,635,776 (a)

Total Consumer Staples				29,537,862
Energy — 9.3%
Energy Equipment & Services — 0.6%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	13,224,000	13,518,564 (a)
Oil, Gas & Consumable Fuels — 8.7%
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	12,566,000	12,774,886 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	2,000,000	1,991,335 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	8,605,000	7,978,208 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	$10,685,000	$10,217,510 (b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	6,023,000	6,087,191
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	2,000,000	2,087,066 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	10,988,000	10,859,660 (b)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	9.875%	3/15/30	13,000,000	12,305,946 (a)
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	10,367,000	7,099,014
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	9,700,000	9,223,730 (a)
Rockies Express Pipeline LLC, Senior Notes	3.600%	5/15/25	10,228,000	10,198,841 (a)
Rockies Express Pipeline LLC, Senior Notes	4.950%	7/15/29	1,314,000	1,259,211 (a)
Rockies Express Pipeline LLC, Senior Notes	4.800%	5/15/30	7,030,000	6,608,282 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	28,724,000	27,805,710 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	5,500,000	5,502,462
SM Energy Co., Senior Notes	6.625%	1/15/27	9,000,000	8,983,963
SM Energy Co., Senior Notes	6.500%	7/15/28	16,085,000	15,987,147
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	8,421,000	8,409,484 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	21,803,000	21,414,771 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	2,235,000	2,070,593 (a)
Viper Energy Inc., Senior Notes	5.375%	11/1/27	3,959,000	3,925,228 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	12,000,000	11,696,069 (a)
Total Oil, Gas & Consumable Fuels				204,486,307

Total Energy				218,004,871
Financials — 26.4%
Banks — 4.9%
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	18,954,000	18,563,159 (c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	10,000,000	9,801,488 (c)(d)
Popular Inc., Senior Notes	7.250%	3/13/28	10,421,000	10,813,059
Societe Generale SA, Senior Notes	3.625%	3/1/41	4,925,000	3,450,770 (a)
Societe Generale SA, Senior Notes (4.027% to 1/21/42 then 1 year Treasury Constant Maturity Rate + 1.900%)	4.027%	1/21/43	2,455,000	1,759,728 (a)(d)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	17,023,000	17,488,377 (a)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	9,529,000	9,275,373 (d)
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	32,934,000	32,298,384 (c)(d)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	13,187,000	12,362,813 (d)
Total Banks				115,813,151
Capital Markets — 2.7%
Bank of New York Mellon Corp., Junior Subordinated Notes (3.700% to 3/20/26 then 5 year Treasury Constant Maturity Rate + 3.352%)	3.700%	3/20/26	639,000	627,226 (c)(d)
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	250,000	239,591 (c)(d)
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	7,000,000	7,065,436 (a)(c)(d)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	$1,650,000	$1,464,373 (c)(d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	10,100,000	10,594,693 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	14,389,000	12,574,904
Goldman Sachs Group Inc., Junior Subordinated Notes (3.800% to 5/10/26 then 5 year Treasury Constant Maturity Rate + 2.969%)	3.800%	5/10/26	2,250,000	2,196,659 (c)(d)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	18,375,000	18,198,047 (a)
UBS Group AG, Junior Subordinated Notes (3.875% to 6/2/26 then 5 year Treasury Constant Maturity Rate + 3.098%)	3.875%	6/2/26	2,000,000	1,939,784 (a)(c)(d)
XP Inc., Senior Notes	6.750%	7/2/29	8,900,000	8,949,796 (a)
Total Capital Markets				63,850,509
Consumer Finance — 7.2%
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	15,849,000	16,798,339 (a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/30	500,000	493,500 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	9,503,000	9,964,580 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	15,670,000	16,173,185 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	19,655,000	21,190,488 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	12,025,000	11,492,641 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	19,536,000	18,958,131 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	12,382,000	13,012,955 (a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	3,925,000	4,013,764 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	12,989,000	11,975,929 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	40,574,000	37,497,553 (a)
Synchrony Bank, Senior Notes	5.400%	8/22/25	1,542,000	1,544,193
World Acceptance Corp., Senior Notes	7.000%	11/1/26	5,119,000	5,081,131 (a)
Total Consumer Finance				168,196,389
Financial Services — 7.3%
Burford Capital Finance LLC, Senior Notes	6.125%	8/12/25	7,000,000	7,026,950
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	4,020,000	3,998,126 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	29,788,000	29,446,656 (a)
Citadel Finance LLC, Senior Notes	5.900%	2/10/30	11,800,000	11,757,632 (a)
Enact Holdings Inc., Senior Notes	6.250%	5/28/29	6,289,000	6,456,076
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	18,095,000	18,063,039 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	11,625,000	11,576,647 (a)
Freedom Mortgage Corp., Senior Notes	12.000%	10/1/28	1,500,000	1,612,397 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	600,000	609,810 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	21,745,000	23,162,122 (a)
NMI Holdings Inc., Senior Notes	6.000%	8/15/29	4,669,000	4,732,943
PennyMac Financial Services Inc., Senior Notes	5.375%	10/15/25	500,000	499,273 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	11,950,000	12,241,616 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	8,120,000	7,991,096 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	31,856,000	30,739,877 (a)
Total Financial Services				169,914,260
Insurance — 4.3%
AmWINS Group Inc., Senior Secured Notes	6.375%	2/15/29	1,185,000	1,194,772 (a)
Ardonagh Finco Ltd., Senior Secured Notes	7.750%	2/15/31	8,800,000	8,971,336 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
First American Financial Corp., Senior Notes	5.450%	9/30/34	$1,000,000	$979,272
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	11,125,000	11,253,026 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	32,676,000	33,013,582 (a)
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	22,315,000	22,751,955 (a)
Ryan Specialty LLC, Senior Secured Notes	4.375%	2/1/30	16,844,000	16,047,533 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	7,469,000	7,383,504 (a)
Total Insurance				101,594,980

Total Financials				619,369,289
Health Care — 4.0%
Biotechnology — 1.1%
Fortrea Holdings Inc., Senior Secured Notes	7.500%	7/1/30	27,355,000	24,908,694 (a)
Health Care Equipment & Supplies — 0.3%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	7,013,000	6,713,248 (a)
Health Care Providers & Services — 1.8%
HealthEquity Inc., Senior Notes	4.500%	10/1/29	1,500,000	1,407,959 (a)
Molina Healthcare Inc., Senior Notes	4.375%	6/15/28	4,800,000	4,575,478 (a)
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	3,490,000	3,439,530 (a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	1,593,000	1,487,819 (a)
Owens & Minor Inc., Senior Notes	4.500%	3/31/29	9,540,000	8,004,550 (a)
Owens & Minor Inc., Senior Notes	6.625%	4/1/30	900,000	788,378 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	22,225,000	21,933,970 (a)
Total Health Care Providers & Services				41,637,684
Life Sciences Tools & Services — 0.0%††
Charles River Laboratories International Inc., Senior Notes	4.000%	3/15/31	700,000	627,033 (a)
Pharmaceuticals — 0.8%
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	4.125%	4/30/28	2,786,000	2,605,702 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	6.750%	5/15/34	12,650,000	12,427,680 (a)
Utah Acquisition Sub Inc., Senior Notes	5.250%	6/15/46	500,000	400,312
Viatris Inc., Senior Notes	3.850%	6/22/40	2,000,000	1,454,920
Viatris Inc., Senior Notes	4.000%	6/22/50	4,500,000	2,953,371
Total Pharmaceuticals				19,841,985

Total Health Care				93,728,644
Industrials — 6.2%
Building Products — 0.8%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	15,104,000	15,520,991 (a)
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	2,400,000	2,404,064 (a)
Total Building Products				17,925,055
Construction & Engineering — 0.7%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	17,395,000	16,582,772 (a)
Electrical Equipment — 1.0%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	8,244,000	8,307,923
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electrical Equipment — continued
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	$14,734,000	$14,953,080 (a)
Total Electrical Equipment				23,261,003
Ground Transportation — 0.7%
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	8,125,000	8,229,870 (a)
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	7,523,000	7,581,175 (a)
Total Ground Transportation				15,811,045
Passenger Airlines — 2.0%
Air Canada Pass-Through Trust	3.300%	1/15/30	4,739,122	4,448,441 (a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	19,445,000	18,864,238 (a)
British Airways Pass-Through Trust	3.300%	12/15/32	4,349,869	4,060,786 (a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,436,000	7,446,224 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	274,875	273,947 (a)
JetBlue Airways Pass-Through Trust	4.000%	11/15/32	8,736,475	8,205,643
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	5,000,000	4,924,344 (a)
Total Passenger Airlines				48,223,623
Professional Services — 0.8%
Concentrix Corp., Senior Notes	6.850%	8/2/33	13,137,000	13,583,846
TriNet Group Inc., Senior Notes	3.500%	3/1/29	5,050,000	4,583,591 (a)
Total Professional Services				18,167,437
Trading Companies & Distributors — 0.2%
Fortress Transportation and Infrastructure Investors LLC, Senior Notes	7.000%	6/15/32	5,292,000	5,370,509 (a)

Total Industrials				145,341,444
Information Technology — 4.5%
Communications Equipment — 1.3%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	22,459,000	20,504,593 (a)
Nokia oyj, Senior Notes	6.625%	5/15/39	8,888,000	9,140,481
Total Communications Equipment				29,645,074
IT Services — 1.0%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	21,670,000	21,908,951 (a)
Twilio Inc., Senior Notes	3.875%	3/15/31	1,500,000	1,352,913
Total IT Services				23,261,864
Semiconductors & Semiconductor Equipment — 0.5%
Qorvo Inc., Senior Notes	3.375%	4/1/31	13,090,000	11,489,347 (a)
Software — 1.7%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	25,088,000	21,737,740 (a)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	3,560,000	3,128,088 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	2,050,000	1,913,587 (a)
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	5,065,000	4,820,445 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	9,670,000	8,880,210 (a)
Total Software				40,480,070

Total Information Technology				104,876,355
Materials — 4.9%
Chemicals — 2.3%
Ashland Inc., Senior Notes	6.875%	5/15/43	8,530,000	8,860,972
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	16,875,000	17,307,169 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chemicals — continued
FMC Corp., Senior Notes	6.375%	5/18/53	$2,000,000	$1,931,839
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	29,852,000	25,766,169 (a)
Total Chemicals				53,866,149
Metals & Mining — 2.4%
Cleveland-Cliffs Inc., Senior Notes	4.625%	3/1/29	4,431,000	4,122,142 (a)
Cleveland-Cliffs Inc., Senior Notes	7.500%	9/15/31	8,260,000	8,072,049 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	500,000	480,409 (a)
Cleveland-Cliffs Inc., Senior Notes	7.375%	5/1/33	1,600,000	1,536,944 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	30,956,000	30,694,864 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	5,904,000	5,839,442 (a)
Vale Overseas Ltd., Senior Notes	6.400%	6/28/54	5,775,000	5,704,887
Total Metals & Mining				56,450,737
Paper & Forest Products — 0.2%
Magnera Corp., Senior Notes	4.750%	11/15/29	4,485,000	3,981,788 (a)

Total Materials				114,298,674
Real Estate — 1.5%
Health Care REITs — 0.1%
National Health Investors Inc., Senior Notes	3.000%	2/1/31	2,156,000	1,868,763
Hotel & Resort REITs — 0.2%
XHR LP, Senior Secured Notes	4.875%	6/1/29	5,658,000	5,304,626 (a)
Real Estate Management & Development — 1.2%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	18,817,000	18,426,803 (a)
Forestar Group Inc., Senior Notes	6.500%	3/15/33	9,700,000	9,505,585 (a)
Total Real Estate Management & Development				27,932,388

Total Real Estate				35,105,777
Utilities — 1.2%
Electric Utilities — 0.5%
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.875%	9/15/30	6,250,000	5,481,181 (a)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	6,250,000	4,710,020
Southern California Edison Co., First Mortgage Bonds	4.875%	3/1/49	2,700,000	2,258,329
Total Electric Utilities				12,449,530
Water Utilities — 0.7%
Aris Water Holdings LLC, Senior Notes	7.625%	4/1/26	16,536,000	16,536,000 (a)

Total Utilities				28,985,530
Total Corporate Bonds & Notes (Cost — $1,901,701,009)				1,883,256,025
Senior Loans — 6.7%
Communication Services — 1.5%
Diversified Telecommunication Services — 0.6%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	9.802%	8/15/28	15,591,712	14,015,000 (d)(e)(f)
Interactive Media & Services — 0.9%
TripAdvisor Inc., Initial Term Loan B (3 mo. Term SOFR + 2.750%)	7.049%	7/8/31	21,423,671	21,141,093 (d)(e)(f)

Total Communication Services				35,156,093
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 0.5%
Hotels, Restaurants & Leisure — 0.5%
J&J Ventures Gaming LLC, 2025 Term Loan (1 mo. Term SOFR + 3.500%)	7.825%	4/26/30	$7,940,000	$7,840,750 (d)(e)(f)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.325%	3/14/31	2,475,000	2,464,951 (d)(e)(f)

Total Consumer Discretionary				10,305,701
Financials — 2.8%
Financial Services — 0.2%
FNZ Group Entities Ltd., Initial USD Term Loan (3 mo. Term SOFR + 5.000%)	9.291%	11/5/31	6,500,000	6,012,500 (d)(e)(f)
Insurance — 2.6%
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.575%	1/30/32	10,473,750	10,402,581 (d)(e)(f)
Ardonagh Group Finco Pty Ltd., Syndicated USD Term Loan Facility B	7.049-8.039%	2/17/31	23,250,000	22,988,438 (d)(e)(f)(g)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.325%	6/13/31	14,143,125	14,038,324 (d)(e)(f)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.500%)	6.787%	6/20/30	6,932,781	6,911,636 (d)(e)(f)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.049%	5/6/31	5,975,806	5,945,927 (d)(e)(f)
Total Insurance				60,286,906

Total Financials				66,299,406
Industrials — 0.1%
Passenger Airlines — 0.1%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	2/14/31	2,777,224	2,680,715 (d)(e)(f)

Information Technology — 1.2%
Communications Equipment — 0.1%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.825%	9/27/29	2,992,443	2,645,036 (d)(e)(f)
IT Services — 0.5%
Amentum Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.575%	9/29/31	10,473,750	10,149,745 (d)(e)(f)
Semiconductors & Semiconductor Equipment — 0.5%
Long Ridge Energy LLC, Term Loan B	—	2/10/32	12,750,000	12,303,750 (g)(h)
Software — 0.1%
Central Parent LLC, 2024 Refinance Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	7/6/29	1,997,494	1,720,341 (d)(e)(f)(g)

Total Information Technology				26,818,872
Materials — 0.1%
Construction Materials — 0.1%
Knife River Corp., Initial Term Loan B (3 mo. Term SOFR + 2.000%)	6.286%	2/28/32	3,000,000	2,996,250 (d)(e)(f)

Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, Second Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	6.325%	5/18/30	2,920,574	2,921,187 (d)(e)(f)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 0.4%
Electric Utilities — 0.4%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	6.044%	4/16/31	$9,900,000	$9,893,813 (d)(e)(f)

Total Senior Loans (Cost — $156,722,202)				157,072,037
Convertible Bonds & Notes — 0.5%
Communication Services — 0.3%
Interactive Media & Services — 0.0%††
Snap Inc., Senior Notes	0.500%	5/1/30	2,000,000	1,659,000 (a)
Media — 0.3%
Cable One Inc., Senior Notes	1.125%	3/15/28	8,250,000	6,569,231

Total Communication Services				8,228,231
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Winnebago Industries Inc., Senior Notes	3.250%	1/15/30	1,500,000	1,319,250

Information Technology — 0.1%
IT Services — 0.1%
Block Inc., Senior Notes	0.250%	11/1/27	2,000,000	1,767,500

Total Convertible Bonds & Notes (Cost — $11,305,495)				11,314,981
Asset-Backed Securities — 0.3%
ALESCO Preferred Funding Ltd., 6A PPNE	—	3/23/35	336,608	142,088 *(a)(h)(i)(j)
ALESCO Preferred Funding Ltd., PNN	—	3/23/35	621,631	275,283 *(a)(h)(i)(j)
Cogent LLC, 2024-1A A2	7.924%	5/25/54	5,800,000	6,057,333 (a)(j)
Fort Sheridan CDO Ltd., 2005-1A, PPN2	—	11/5/41	611,948	312,929 *(a)(h)(i)(j)
Taberna Preferred Funding Ltd., 2005-1A, PPN2	—	7/5/35	1,175,564	519,937 *(a)(h)(i)(j)

Total Asset-Backed Securities (Cost — $8,368,118)				7,307,570
Sovereign Bonds — 0.1%
Israel — 0.1%
Israel Government International Bond, Senior Notes (Cost — $2,974,891)	5.375%	2/19/30	3,000,000	3,024,087
			Shares
Common Stocks — 0.1%
Utilities — 0.1%
Electric Utilities — 0.1%
New Fortress Energy Inc. (Cost — $0)			253,640	1,898,193 *(h)(i)(j)
Total Investments before Short-Term Investments (Cost — $2,081,071,715)				2,063,872,893
	Rate
Short-Term Investments — 11.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $268,815,792)	4.202%		268,815,792	268,815,792 (k)(l)
Total Investments — 99.5% (Cost — $2,349,887,507)				2,332,688,685
Other Assets in Excess of Liabilities — 0.5%				12,409,305
Total Net Assets — 100.0%				$2,345,097,990

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	All or a portion of this loan has not settled as of March 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	Restricted security (Note 3).
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $268,815,792 and the cost was $268,815,792 (Note 2).

Abbreviation(s) used in this schedule:
CDO	—	Collateralized Debt Obligation
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,883,256,025	—	$1,883,256,025
Senior Loans:
Information Technology	—	14,515,122	$12,303,750	26,818,872
Other Senior Loans	—	130,253,165	—	130,253,165
Convertible Bonds & Notes	—	11,314,981	—	11,314,981
Asset-Backed Securities	—	6,057,333	1,250,237	7,307,570
Sovereign Bonds	—	3,024,087	—	3,024,087
Common Stocks	—	—	1,898,193	1,898,193
Total Long-Term Investments	—	2,048,420,713	15,452,180	2,063,872,893
Short-Term Investments†	$268,815,792	—	—	268,815,792
Total Investments	$268,815,792	$2,048,420,713	$15,452,180	$2,332,688,685

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$218,703,492	$275,592,639	275,592,639	$225,480,339	225,480,339

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,700,162	—	$268,815,792

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale.

Security	Face Amounts/ Shares	Acquisition Date	Cost	Value at 3/31/2025	Value Per Unit/Share	Percent of Net Assets
ALESCO Preferred Funding Ltd., 6A PPNE	$336,608	3/05, 1/06	$336,608	$142,088 (a)(b)	$0.42	0.01%
ALESCO Preferred Funding Ltd., PNN	$621,631	12/04, 7/05, 1/06	621,631	275,283 (a)(b)	0.44	0.01
Cogent LLC, 2024-1A A2	$5,800,000	4/24	5,799,828	6,057,333 (a)	1.04	0.26
Fort Sheridan CDO Ltd., 2005-1A, PPN2	$611,948	3/05, 5/06, 12/09	534,130	312,929 (a)(b)	0.51	0.01
New Fortress Energy Inc., Common Shares	253,640	12/24	0 (c)	1,898,193 (b)	7.48	0.08
Taberna Preferred Funding Ltd., 2005-1A, PPN2	$1,175,564	3/05, 5/06, 12/09	1,075,921	519,937 (a)(b)	0.44	0.02
			$8,368,118	$9,205,763		0.39%

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in good faith in accordance with procedures approved by the Board of Trustees.
(c)	Amount represents less than $1.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report